Related party disclosures	3 Months Ended
Mar. 31, 2018
Related party disclosures
Related party disclosures

Note 12 – Related party disclosures

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management personnel include the Board of Directors and the executive management team. Compensation for key management personnel of the Company was as follows:

	For the three months ended
	March 31,
	2018	2017
Short-term benefits(1)	$0.7	$0.8
Share-based payments(2)	0.5	1.8
	$1.2	$2.6
1	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2	Represents the expense of stock options, restricted share units earned and mark-to-market charges on deferred share units during the year.